Balance Sheets (USD $)	Sep. 30, 2012 SQN AIF IV, L.P.	Aug. 10, 2012 SQN AIF IV, L.P.	Sep. 30, 2012 SQN AIF IV GP, LLC	Sep. 23, 2012 SQN AIF IV GP, LLC
Assets
Cash and cash equivalents	$ 1,600		$ 1,000,000
Due from SQN AIF IV, L.P.			1,000
Investment in SQN AIF IV, L.P.			100
Total Assets	1,600		1,001,100
Liabilities and Member's Equity
Due to SQN AIF IV GP, LLC	1,000
Total Liabilities	1,000
Partners' Equity:
Limited Partner	1,000
General Partner	100
Less: Subscription receivable	(500)
Total Partners'/Member's Equity	600		1,001,100
Total Liabilities and Partners' Equity/Member's Equity	$ 1,600		$ 1,001,100